Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.37%
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37%	4-20-2055	$1,540,000	$1,552,505
Total asset-backed securities (Cost $1,540,000)				1,552,505

	Shares
Common stocks: 1.04%
Energy: 0.80%
Oil, gas & consumable fuels: 0.80%
Enviva, Inc. (Acquired 12-06-2024, cost $970,164)†˃	177,795	3,333,656
Health care: 0.24%
Health care providers & services: 0.24%
Modivcare Topco LLC†	206,395	1,019,179
Total common stocks (Cost $1,656,902)		4,352,835

			Principal
Corporate bonds and notes: 110.87%
Basic materials: 4.73%
Chemicals: 3.76%
Celanese U.S. Holdings LLC	7.38	7-15-2032	$1,190,000	1,245,113
Celanese U.S. Holdings LLC	7.70	11-15-2033	2,785,000	2,948,037
Chemours Co.144A	7.88	3-15-2034	1,295,000	1,260,161
Chemours Co.144A	8.00	1-15-2033	2,665,000	2,623,180
FMC Corp.	5.65	5-18-2033	1,670,000	1,491,804
FMC Corp.144A	8.00	6-1-2031	425,000	439,463
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	2,595,000	2,595,000
SCIH Salt Holdings, Inc.144A%%	6.63	8-15-2031	2,290,000	2,289,589
SCIH Salt Holdings, Inc.144A%%	8.00	8-15-2032	870,000	863,424
				15,755,771
Iron/steel: 0.97%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	4,035,000	4,043,453
Communications: 16.66%
Advertising: 1.87%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	3,670,000	3,785,623
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	1,765,000	1,704,633
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	2,260,000	2,337,954
				7,828,210
Internet: 3.42%
AP Core Holdings II LLC144A	11.00	5-15-2031	1,480,000	1,545,138
Arches Buyer, Inc.144A	6.13	12-1-2028	2,565,000	2,507,374
Arches Buyer, Inc.144A%%	9.00	8-15-2031	2,600,000	2,613,549
Match Group Holdings II LLC144A	5.63	2-15-2029	1,575,000	1,569,475
Match Group Holdings II LLC144A	6.13	9-15-2033	1,650,000	1,606,511
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 1

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet(continued)
Sopaipilla Investor LLC144A	7.53%	11-30-2048	$1,505,000	$1,559,908
Wayfair LLC144A	6.75	11-15-2032	2,880,000	2,931,869
				14,333,824
Media: 6.31%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	3,655,000	2,984,263
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	6,100,000	5,565,654
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	1,180,000	1,017,616
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	1,415,000	1,374,198
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	82,000	81,806
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	9.25	6-1-2032	1,260,000	1,289,339
Discovery Global Holdings, Inc.	4.05	3-15-2029	1,925,000	1,890,754
Discovery Global Holdings, Inc.	4.28	3-15-2032	1,120,000	995,199
Discovery Global Holdings, Inc.	5.05	3-15-2042	1,555,000	1,080,725
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	3,599,096	3,650,203
Gray Media, Inc.144A	9.63	7-15-2032	1,800,000	1,819,345
Paramount Global	4.20	5-19-2032	1,675,000	1,424,269
Sirius XM Radio LLC144A	4.13	7-1-2030	3,475,000	3,248,047
				26,421,418
Telecommunications: 5.06%
APLD ComputeCo 2 LLC144A	6.75	3-15-2031	1,500,000	1,466,263
APLD ComputeCo LLC144A	9.25	12-15-2030	2,780,000	2,954,462
Black Pearl Compute LLC144A	6.13	2-15-2031	1,475,000	1,472,528
Core Scientific Finance I LLC144A	7.75	5-15-2031	1,520,000	1,488,422
Edged Compute LLC144A	7.50	4-30-2031	1,540,000	1,459,760
Level 3 Financing, Inc.144A	6.88	6-30-2033	1,970,000	1,993,540
Level 3 Financing, Inc.144A	8.50	1-15-2036	2,180,000	2,268,033
PR RNO Property Owner 1 LLC144A	6.50	5-1-2031	2,125,000	2,000,941
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	1,780,000	1,652,900
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	8.63	6-15-2032	845,000	862,966
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	2,315,000	2,409,982
WULF Compute LLC144A	7.75	10-15-2030	1,095,000	1,137,669
				21,167,466
Consumer, cyclical: 20.70%
Apparel: 1.16%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	4,534,044	4,867,337
Auto manufacturers: 0.13%
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	530,000	540,814
Auto parts & equipment: 2.41%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	2,440,000	2,518,148
Adient Global Holdings Ltd.144A	8.25	4-15-2031	435,000	452,301
American Axle & Manufacturing, Inc.144A	7.75	10-15-2033	2,980,000	2,934,472
Goodyear Tire & Rubber Co.	8.88	7-15-2032	1,430,000	1,467,698
See accompanying notes to portfolio of investments
2 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto parts & equipment(continued)
ZF North America Capital, Inc.144A	6.88%	4-23-2032	$1,555,000	$1,527,740
ZF North America Capital, Inc.144A	7.50	3-24-2031	1,160,000	1,168,089
				10,068,448
Distribution/wholesale: 0.50%
Veritiv Operating Co.144A	10.50	11-30-2030	2,030,000	2,082,638
Entertainment: 2.79%
Churchill Downs, Inc.144A	6.75	5-1-2031	2,400,000	2,428,543
Cinemark USA, Inc.144A	7.00	8-1-2032	4,250,000	4,356,870
Six Flags Entertainment Corp.144A	7.25	5-15-2031	600,000	588,357
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC144A	8.63	1-15-2032	1,280,000	1,294,609
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	3,000,000	3,020,382
				11,688,761
Home builders: 1.50%
Ashton Woods USA LLC/Ashton Woods Finance Co.144A	6.88	8-1-2033	2,665,000	2,658,790
Century Communities, Inc.144A	6.63	9-15-2033	1,500,000	1,504,925
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	2,090,000	2,123,877
				6,287,592
Housewares: 1.39%
American Greetings Corp.144A	8.88	1-15-2032	1,900,000	1,873,790
Newell Brands, Inc.	6.38	5-15-2030	1,850,000	1,870,314
Newell Brands, Inc.144A	8.50	6-1-2028	2,005,000	2,092,688
				5,836,792
Leisure time: 2.91%
Carnival Corp. Ltd.144A	5.75	8-1-2032	2,790,000	2,764,287
Carnival Corp. Ltd.144A	6.13	2-15-2033	2,700,000	2,700,132
NCL Corp. Ltd.144A	6.25	9-15-2033	2,575,000	2,447,666
NCL Corp. Ltd.144A	6.75	2-1-2032	1,155,000	1,132,089
NCL Corp. Ltd.144A	7.75	2-15-2029	860,000	892,880
Viking Cruises Ltd.144A	5.88	10-15-2033	705,000	698,081
Viking Cruises Ltd.144A	7.00	2-15-2029	1,550,000	1,553,188
				12,188,323
Lodging: 0.51%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	2,100,000	2,148,745
Retail: 7.40%
Advance Auto Parts, Inc.144A	7.38	8-1-2033	2,720,000	2,807,394
Carvana Co.144A	9.00	6-1-2030	4,365,000	4,499,123
Carvana Co.144A	9.00	6-1-2031	1,500,000	1,649,879
FirstCash, Inc.144A	6.88	3-1-2032	3,230,000	3,276,412
Lithia Motors, Inc.144A	4.38	1-15-2031	2,010,000	1,902,700
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	1,845,000	1,850,509
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 3

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Michaels Cos., Inc.144A	8.50%	3-15-2033	$1,495,000	$1,480,986
Michaels Cos., Inc.144A	11.00	3-15-2034	3,195,000	3,127,572
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	2,495,000	2,520,968
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	3,165,000	3,148,904
QXO Building Products, Inc.144A	6.88	7-15-2034	1,285,000	1,286,920
Sonic Automotive, Inc.144A	4.88	11-15-2031	2,065,000	1,972,387
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	1,435,000	1,461,434
				30,985,188
Consumer, non-cyclical: 16.30%
Commercial services: 5.83%
ADT Security Corp.144A	5.88	10-15-2033	1,030,000	998,711
Allied Universal Holdco LLC144A	7.88	2-15-2031	1,885,000	1,957,105
Block, Inc.	6.50	5-15-2032	2,680,000	2,707,615
CoreCivic, Inc.	8.25	4-15-2029	2,825,000	2,932,867
GEO Group, Inc.	8.63	4-15-2029	1,235,000	1,287,479
GEO Group, Inc.	10.25	4-15-2031	2,610,000	2,814,624
Herc Holdings, Inc.144A	7.00	6-15-2030	2,650,000	2,732,863
Herc Holdings, Inc.144A	7.25	6-15-2033	2,310,000	2,383,599
Service Corp. International	5.75	10-15-2032	3,150,000	3,124,234
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	3,600,000	3,472,651
				24,411,748
Food: 1.48%
Industrial F&B Investments III, Inc.144A	7.75	2-11-2033	1,745,000	1,771,707
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	1,705,000	1,598,055
Performance Food Group, Inc.144A	6.13	9-15-2032	1,480,000	1,484,181
U.S. Foods, Inc.144A	5.75	4-15-2033	1,350,000	1,335,716
				6,189,659
Healthcare-services: 7.63%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	1,420,000	1,311,245
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	1,745,000	1,714,463
CHS/Community Health Systems, Inc.144A	6.88	4-15-2029	1,600,000	1,543,089
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	676,000	713,042
Concentra Health Services, Inc.144A	6.88	7-15-2032	3,310,000	3,403,663
DaVita, Inc.144A	6.88	9-1-2032	5,310,000	5,456,885
LifePoint Health, Inc.144A	7.00	5-1-2034	880,000	821,956
Molina Healthcare, Inc.144A	6.25	1-15-2033	2,995,000	2,961,658
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	1,940,000	1,897,312
Radiology Partners, Inc.144A	8.50	7-15-2032	2,100,000	2,206,827
Star Parent, Inc.144A	9.00	10-1-2030	3,480,000	3,654,400
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	1,800,000	1,805,606
Tenet Healthcare Corp.	6.75	5-15-2031	4,375,000	4,461,747
				31,951,893
See accompanying notes to portfolio of investments
4 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 1.36%
AdaptHealth LLC144A	5.13%	3-1-2030	$2,325,000	$2,241,916
Endo Finance Holdings LP144A	8.50	4-15-2031	3,300,000	3,475,296
				5,717,212
Energy: 10.77%
Energy-alternate sources: 0.00%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	8,490,000	0
Oil & gas: 2.55%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	1,280,000	1,328,005
California Resources Corp.144A	7.00	1-15-2034	1,755,000	1,718,904
California Resources Corp.144A	7.25	1-15-2035	2,145,000	2,119,428
Caturus Energy LLC144A	8.50	2-15-2030	605,000	626,626
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	1,490,000	1,452,453
Nabors Industries, Inc.144A	9.13	1-31-2030	1,752,000	1,831,690
SM Energy Co.144A	9.63	6-15-2033	1,440,000	1,584,039
				10,661,145
Oil & gas services: 2.34%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	2,140,000	2,170,643
Bristow Group, Inc.144A	6.75	2-1-2033	2,430,000	2,432,787
Oceaneering International, Inc.144A	6.88	7-15-2034	2,715,000	2,778,023
SESI LLC144A	7.88	9-30-2030	2,410,000	2,438,500
				9,819,953
Pipelines: 5.88%
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	800,000	778,911
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	3,415,000	3,579,050
Excelerate Energy LP144A	8.00	5-15-2030	2,285,000	2,393,956
Harvest Midstream I LP144A	6.75	5-15-2034	1,895,000	1,902,544
Harvest Midstream I LP144A	7.50	5-15-2032	870,000	891,999
Prairie Acquiror LP144A	9.00	8-1-2029	2,000,000	2,063,038
Rockies Express Pipeline LLC144A	6.75	3-15-2033	950,000	965,858
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	3,075,000	3,053,033
Venture Global LNG, Inc.144A	8.38	6-1-2031	1,860,000	1,922,864
Venture Global LNG, Inc.144A	9.88	2-1-2032	1,930,000	2,054,829
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	1,615,000	1,608,508
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	3,150,000	3,417,810
				24,632,400
Financial: 21.74%
Banks: 2.83%
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	5,895,000	5,921,757
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 5

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
PNC Financial Services Group, Inc. Series U (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.00%	5-15-2027	$2,965,000	$2,962,260
Wells Fargo & Co. (5 Year Treasury Constant Maturity+2.77%)ʊ±	6.85	9-15-2029	2,870,000	2,954,355
				11,838,372
Diversified financial services: 7.47%
EZCORP, Inc.144A	7.38	4-1-2032	1,565,000	1,636,156
First Eagle Holdings, Inc.144A	7.25	8-15-2032	1,480,000	1,497,279
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	2,895,000	2,941,100
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	1,315,000	1,308,424
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	1,630,000	1,661,164
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	2,335,000	2,409,774
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	920,000	960,660
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	1,475,000	1,537,741
OneMain Finance Corp.	7.13	9-15-2032	3,050,000	3,081,933
OneMain Finance Corp.	7.88	3-15-2030	2,855,000	2,955,465
PRA Group, Inc.144A	5.00	10-1-2029	1,635,000	1,548,786
Provident Funding Associates LP/PFG Finance Corp.144A	9.75	9-15-2029	1,960,000	2,023,733
Rocket Cos., Inc.144A	6.13	8-1-2030	1,030,000	1,038,350
Rocket Cos., Inc.144A	7.13	2-1-2032	2,150,000	2,203,634
United Wholesale Mortgage LLC144A	5.50	4-15-2029	3,500,000	3,268,764
United Wholesale Mortgage LLC144A	6.25	3-15-2031	890,000	794,101
WS Escrow LLC144A	7.75	6-1-2033	430,000	444,903
				31,311,967
Insurance: 5.01%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	7.38	10-1-2032	6,025,000	6,058,800
AmWINS Group, Inc.144A	6.38	2-15-2029	1,590,000	1,596,428
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	860,000	869,998
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.38	2-1-2034	2,375,000	2,163,881
Athene Holding Ltd. (5 Year Treasury Constant Maturity+2.58%)±	6.88	6-28-2055	1,505,000	1,421,562
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance144A	7.13	5-15-2031	1,430,000	1,442,126
Broadstreet Partners Group LLC144A	5.88	4-15-2029	3,020,000	2,952,805
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	1,480,000	1,421,874
HUB International Ltd.144A	7.38	1-31-2032	2,980,000	3,047,795
				20,975,269
Investment companies: 0.36%
HA Sustainable Infrastructure Capital, Inc. (5 Year Treasury Constant Maturity+4.30%)±	8.00	6-1-2056	1,430,000	1,501,138
REITs: 6.07%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	1,720,000	1,777,472
Brandywine Operating Partnership LP	6.13	1-15-2031	1,040,000	999,588
Brandywine Operating Partnership LP	8.88	4-12-2029	1,365,000	1,430,643
Iron Mountain, Inc.144A	4.50	2-15-2031	2,870,000	2,716,294
Iron Mountain, Inc.144A	5.25	7-15-2030	4,035,000	3,943,048
See accompanying notes to portfolio of investments
6 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00%	7-15-2031	$3,055,000	$3,157,721
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00	2-1-2030	2,005,000	2,037,409
RHP Hotel Properties LP/RHP Finance Corp.144A	5.75	3-15-2034	2,180,000	2,134,829
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50	6-15-2033	2,100,000	2,136,660
Starwood Property Trust, Inc.144A	6.50	7-1-2030	2,700,000	2,742,212
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	810,000	772,876
Vornado Realty LP	5.75	2-1-2033	1,590,000	1,576,532
				25,425,284
Industrial: 7.89%
Building materials: 2.90%
Builders FirstSource, Inc.144A	6.75	5-15-2035	3,315,000	3,282,046
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	3,290,000	3,343,946
Quikrete Holdings, Inc.144A	6.75	3-1-2033	3,060,000	3,100,458
Standard Building Solutions, Inc.144A	6.25	8-1-2033	2,430,000	2,403,446
				12,129,896
Electrical components & equipment: 1.29%
Energizer Holdings, Inc.144A	4.38	3-31-2029	2,385,000	2,296,960
WESCO Distribution, Inc.144A	6.63	3-15-2032	3,045,000	3,106,597
				5,403,557
Electronics: 0.17%
Sensata Technologies, Inc.144A	6.63	7-15-2032	695,000	711,505
Environmental control: 0.44%
Clean Harbors, Inc.144A	6.38	2-1-2031	1,840,000	1,858,876
Packaging & containers: 1.78%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	2,260,000	2,145,543
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	2,805,000	2,680,750
Sword Purchaser LLC144A	8.25	4-15-2033	2,585,000	2,644,028
				7,470,321
Transportation: 0.36%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	1,505,000	1,513,625
Trucking & leasing: 0.95%
FTAI Aviation Investors LLC144A	7.00	5-1-2031	2,775,000	2,852,112
FTAI Aviation Investors LLC144A	7.00	6-15-2032	1,095,000	1,118,021
				3,970,133
Technology: 7.24%
Computers: 0.58%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	2,355,000	2,444,768
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 7

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Office/business equipment: 0.56%
Zebra Technologies Corp.144A	6.50%	6-1-2032	$2,320,000	$2,346,153
Semiconductors: 0.37%
Entegris, Inc.144A	5.95	6-15-2030	1,530,000	1,530,508
Software: 5.73%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	2,245,000	2,165,477
AthenaHealth Group, Inc.144A	7.50	2-15-2032	2,185,000	2,240,106
Cloud Software Group LLC144A	8.25	6-30-2032	3,200,000	3,027,161
Cloud Software Group LLC144A	9.00	9-30-2029	2,745,000	2,689,418
CoreWeave, Inc.144A	9.00	2-1-2031	2,590,000	2,337,977
CoreWeave, Inc.144A	9.75	10-1-2031	2,435,000	2,209,429
Ellucian Holdings, Inc.144A	6.50	12-1-2029	1,200,000	1,153,924
Oak-Eagle AcquireCo, Inc.144A	7.25	7-1-2033	1,210,000	1,253,769
Oak-Eagle AcquireCo, Inc.144A	8.75	7-1-2034	1,300,000	1,369,533
Rocket Software, Inc.144A	6.50	2-15-2029	615,000	566,649
Rocket Software, Inc.144A	9.00	11-28-2028	2,400,000	2,375,488
SS&C Technologies, Inc.144A	6.50	6-1-2032	2,600,000	2,619,237
				24,008,168
Utilities: 4.84%
Electric: 4.84%
Duke Energy Corp. (5 Year Treasury Constant Maturity+2.59%)±	6.45	9-1-2054	2,805,000	2,872,788
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	1,755,000	1,795,526
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	2,830,000	2,929,701
NextEra Energy Capital Holdings, Inc. Series BB (5 Year Treasury Constant Maturity+1.77%)±	6.20	10-1-2056	4,465,000	4,363,188
PacifiCorp (5 Year Treasury Constant Maturity+3.29%)±	7.13	8-15-2056	2,395,000	2,357,976
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	2,720,000	2,761,940
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	1,625,000	1,612,554
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	1,485,000	1,573,432
				20,267,105
Total corporate bonds and notes (Cost $462,227,515)				464,335,435
Loans: 8.76%
Basic materials: 0.14%
Chemicals: 0.14%
Chemours Co. (U.S. SOFR 1 Month+3.50%)±	7.23	10-15-2032	603,484	601,033
Communications: 0.98%
Media: 0.62%
DIRECTV Financing LLC (U.S. SOFR 3 Month+4.50%)±	8.32	8-2-2029	1,907,692	1,917,765
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	9.53	6-30-2028	706,950	705,056
				2,622,821
Telecommunications: 0.36%
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%)±	8.23	9-27-2029	1,494,709	1,499,761
See accompanying notes to portfolio of investments
8 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 1.62%
Airlines: 0.40%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.48%	4-1-2031	$1,660,200	$1,661,246
Housewares: 0.15%
American Greetings Corp. (U.S. SOFR 1 Month+5.00%)±	8.73	1-8-2032	655,000	648,450
Retail: 1.07%
Great Outdoors Group LLC (U.S. SOFR 1 Month+3.25%)±	6.98	8-31-2026	1,295,000	1,299,623
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+4.25%)±	7.98	2-3-2031	1,655,850	1,650,916
Tory Burch LLC (U.S. SOFR 1 Month+4.00%)±	7.73	4-30-2031	1,520,000	1,520,638
				4,471,177
Consumer, non-cyclical: 1.37%
Food: 0.43%
TreeHouse Foods, Inc. (U.S. SOFR 1 Month+4.25%)±	7.98	2-11-2033	1,795,000	1,798,877
Healthcare-products: 0.27%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%)±	7.48	1-15-2031	1,131,464	1,134,293
Healthcare-services: 0.67%
Modivcare Buyer LLC (U.S. SOFR 3 Month+5.00%)±	8.73	12-30-2032	1,546,594	1,296,556
Star Parent, Inc. (U.S. SOFR 3 Month+3.50%)±	7.23	9-27-2030	1,496,174	1,501,021
				2,797,577
Energy: 0.58%
Pipelines: 0.58%
Crescent Midstream Intermediate Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.40	2-18-2033	1,480,000	1,484,633
Prairie Acquiror LP (U.S. SOFR 1 Month+3.25%)±	6.98	8-1-2029	933,691	938,359
				2,422,992
Financial: 0.22%
Insurance: 0.22%
Asurion LLC (U.S. SOFR 3 Month+4.25%)±	8.07	9-19-2030	947,925	924,028
Industrial: 3.37%
Aerospace/defense: 1.43%
TransDigm, Inc. (U.S. SOFR 1 Month+2.50%)±	6.23	1-19-2032	5,985,000	5,992,062
Machinery-diversified: 0.49%
TK Elevator Midco GmbH (U.S. SOFR 3 Month+2.75%)±	6.61	4-30-2030	2,059,838	2,068,201
Metal fabricate/hardware: 0.72%
Worthington Steel, Inc. (U.S. SOFR 1 Month+4.00%)±	7.73	6-1-2033	2,995,000	3,004,734
Packaging & containers: 0.73%
Mauser Packaging Solutions Holding Co. (U.S. SOFR 1 Month+3.50%)±	7.15	4-15-2030	1,521,187	1,508,516
Owens-Illinois, Inc. (U.S. SOFR 1 Month+3.00%)±	6.73	9-30-2032	1,567,125	1,545,185
				3,053,701
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 9

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 0.48%
Computers: 0.33%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.73%	3-1-2029	$1,521,825	$1,372,366
Software: 0.15%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.48	11-28-2028	645,241	620,470
Total loans (Cost $37,063,220)				36,693,789
Yankee corporate bonds and notes: 17.07%
Communications: 4.50%
Internet: 0.91%
Rakuten Group, Inc.144A	9.75	4-15-2029	3,505,000	3,805,626
Media: 1.21%
Virgin Media Finance PLC144A	5.00	7-15-2030	1,285,000	790,699
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	3,565,000	2,929,956
VZ Secured Financing BV144A	5.00	1-15-2032	1,635,000	1,340,705
				5,061,360
Telecommunications: 2.38%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	4,675,000	4,718,253
Telecom Italia Capital SA	7.20	7-18-2036	2,095,000	2,259,416
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	560,000	546,935
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	2,480,000	2,471,929
				9,996,533
Consumer, cyclical: 0.83%
Auto manufacturers: 0.51%
Nissan Motor Co. Ltd.144A	8.13	7-17-2035	2,005,000	2,115,594
Entertainment: 0.32%
Banijay Entertainment SASU144A	8.13	5-1-2029	1,315,000	1,344,400
Consumer, non-cyclical: 4.19%
Cosmetics/Personal Care: 1.52%
Opal Bidco SAS144A	6.50	3-31-2032	2,730,000	2,745,689
Perrigo Finance Unlimited Co.	6.13	9-30-2032	3,800,000	3,610,278
				6,355,967
Food: 0.76%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	3,250,000	3,176,615
Healthcare-products: 0.60%
Bausch & Lomb Corp.144A	8.38	10-1-2028	2,460,000	2,521,500
See accompanying notes to portfolio of investments
10 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 1.31%
1261229 BC Ltd.144A	10.00%	4-15-2032	$4,540,000	$4,641,006
Bausch Health Cos., Inc.144A	6.25	2-15-2029	1,080,000	847,800
				5,488,806
Energy: 1.17%
Oil & gas: 0.36%
Saturn Oil & Gas, Inc.144A	8.50	7-30-2031	1,515,000	1,519,200
Pipelines: 0.81%
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%)±	7.38	1-15-2083	3,325,000	3,392,484
Financial: 3.39%
Banks: 1.98%
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	2,000,000	1,980,976
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	2,270,000	2,408,320
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.24%)144Aʊ±	6.63	1-8-2031	3,005,000	2,996,817
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	865,000	904,888
				8,291,001
Diversified financial services: 1.41%
GGAM Finance Ltd.144A	5.88	3-15-2030	3,195,000	3,175,031
goeasy Ltd.144A	7.63	7-1-2029	2,890,000	2,743,987
				5,919,018
Industrial: 1.87%
Electronics: 0.67%
Sensata Technologies BV144A	5.88	9-1-2030	2,800,000	2,802,299
Packaging & containers: 1.20%
Ardagh Group SA (PIK at 5.00%)144A¥	11.00	12-1-2030	1,035,750	959,299
Trivium Packaging Finance BV144A	8.25	7-15-2030	1,619,000	1,711,424
Trivium Packaging Finance BV144A	12.25	1-15-2031	2,115,000	2,340,402
				5,011,125
Technology: 0.36%
Semiconductors: 0.36%
Kioxia Holdings Corp.144A	6.63	7-24-2033	1,460,000	1,508,861
Utilities: 0.76%
Electric: 0.76%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	3,220,000	3,190,076
Total yankee corporate bonds and notes (Cost $72,044,025)				71,500,465
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 11

Portfolio of investments—July 31, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 5.04%
Investment companies: 5.04%
Allspring Government Money Market Fund Select Class♠∞##		3.59%	21,137,908	$21,137,908
Total short-term investments (Cost $21,137,908)				21,137,908
Total investments in securities (Cost $595,669,570)	143.15%			599,572,937
Other assets and liabilities, net	(43.15)			(180,745,111)
Total net assets	100.00%			$418,827,826

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $3,333,656 (original cost of $970,164), representing 0.80% of its net assets as of period end.

%%	The security is purchased on a when-issued basis.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$12,500,352	$54,698,486	$(46,060,930)	$0	$0	$21,137,908	21,137,908	$142,477
See accompanying notes to portfolio of investments
12 | Allspring Income Opportunities Fund

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Income Opportunities Fund | 13

Notes to portfolio of investments—July 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$1,552,505	$0	$1,552,505
Common stocks
Energy	0	3,333,656	0	3,333,656
Health care	0	1,019,179	0	1,019,179
Corporate bonds and notes	0	464,335,435	0	464,335,435
Loans	0	36,693,789	0	36,693,789
Yankee corporate bonds and notes	0	71,500,465	0	71,500,465
Short-term investments
Investment companies	21,137,908	0	0	21,137,908
Total assets	$21,137,908	$578,435,029	$0	$599,572,937
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
14 | Allspring Income Opportunities Fund